Revenue - Schedule of Revenues Based on the Geographic Location (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues Based on the Geographic Location [Line Items]
Total revenue	$ 3,600	$ 2,069	$ 1,581	$ 5,383	$ 16,097	$ 18,244	$ 15,950
Saudi Arabia [Member]
Schedule of Revenues Based on the Geographic Location [Line Items]
Total revenue			1,197		11,358	11,358	9,759
Caribbean [Member]
Schedule of Revenues Based on the Geographic Location [Line Items]
Total revenue			(4)		3,598	3,603	5,222
USA [Member]
Schedule of Revenues Based on the Geographic Location [Line Items]
Total revenue		1,722	(9)	4,937	108	2,160	93
Hong Kong [Member]
Schedule of Revenues Based on the Geographic Location [Line Items]
Total revenue			116		635	635	320
Other [Member]
Schedule of Revenues Based on the Geographic Location [Line Items]
Total revenue		$ 347	$ 281	$ 446	$ 398	$ 488	$ 556